KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 803,905	$ 1,079,894
Share-based incentives	873,407	636,519
Total	$ 1,677,312	$ 1,716,413